NOTE 4. OTHER FINANCING RECEIVABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross other financing receivables	$ 242,543	$ 12,843
Less: Provision for credit losses	(7,194)	(11)
Net other financing receivables, net	235,349	12,832
Current
Gross other financing receivables	208,159	12,614
Less: Provision for credit losses	0	0
Net other financing receivables, net	208,159	12,614
Past Due
Gross other financing receivables	34,384	229
Less: Provision for credit losses	(7,194)	(11)
Net other financing receivables, net	$ 27,190	$ 218